Average Annual Total Returns		12 Months Ended	26 Months Ended
	Aug. 26, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	25.58%
Reverb ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.53%	25.28%
Performance Inception Date	Nov. 03, 2022
Reverb ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.04%	24.89%
Reverb ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.87%	19.79%